RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Assets And Operating Liabilities
SCHEDULE OF RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES

	As of December 31,
	2022	2023	2023
	HK$	HK$	US$
Right-of-use assets	3,553,677	1,658,382	212,316

Operating lease liabilities
Current	1,904,725	1,746,317	223,574
Non-current	1,746,317	—	—
	3,651,042	1,746,317	223,574

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	2,350,116	1,895,294	1,895,294	242,647
ROU assets obtained in exchange for operating lease liabilities	5,527,942	—	—	—
Interest of lease liabilities	82,200	232,002	139,296	17,834
Cash paid for operating leases	2,535,360	2,044,020	2,044,020	261,688

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

	Twelve months ended December 31,
	HK$	US$

2024	1,788,518	228,977

Total future lease payments	1,788,518	228,977
Less: imputed interest	(42,201)	(5,403)
Present value of lease obligation	1,746,317	223,574